Note 3 - BBVA Group - Contribution to Consolidated Group Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Grupo BBVA
Description Of Nature Of Entitys Operations And Principal Activities	The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking, asset management and private banking. The Group also operates in other sectors such as insurance, real estate, operational leasing, etc.
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	€ 676,689	€ 690,059	[1]	€ 731,856	[1],[2]
Principal Place Of Business	significant presence in retail banking, wholesale banking, asset management and private banking
Disclosure Of Main Geographies Of Activity	The BBVA Group’s activities are mainly located in Spain, Mexico, South America, the United States and Turkey, with active presence in other countries
Banking And Other Financial Services [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	€ 647,164	659,414		699,592
Insurance And Pension Fund [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	26,732	26,134		26,831
Other Non Financial [Member]
Contribution To Consolidated Group Assets Line Items
Contributed To Consolidated Group Assets	€ 2,793	€ 4,511		€ 5,433

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.